Company Liquidity, Operations and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Company Liquidity, Operations and Management's Plans
Company Liquidity, Operations and Management's Plans

Note 4: Company Liquidity, Operations and Management’s Plans

The Company follows guidance promulgated by the FASB, specifically, ASC 205-40, Presentation of Financial Statements – Going Concern, which requires Management to assess P3’s ability to continue as a going concern and to provide related disclosure(s) in certain circumstances.

The Company has experienced revenue growth in 2019, 2020 and the nine months ended September 30, 2021 due to contracting with six new health plans in 2019, five additional new health plans in 2020, and two additional health plans in 2021.

Year	# Health Plans	Revenue	YoY Growth	Net Loss	Net Loss %
2018	1	$87,696,695	N/A	$(49,774,013)	(56.8)%
2019	7	145,894,832	66%	(42,916,855)	(29.4)%
2020	12	485,541,288	233%	(45,381,578)	(9.3)%

September 2020 YTD	12	360,664,280	N/A	(31,184,596)	(8.6)%
September 2021 YTD	14	459,503,232	27%	(85,743,970)	(18.7)%

On November 19, 2020, the Company entered a Term Loan Agreement with CRG Servicing, LLC (“CRG”) (the “Agreement”) to provide additional Net Working Capital (“NWC”) of up to $100.0 million limited to three total and tri-annual draws ($40.0 million in year 1, $35.0 million in year 2 and $25.0 million in year 3). Draws totaling $52.8 million have been made ($40.0 million in 2020, year 1, and $12.8 million in 2021, year 2) as of September 30, 2021. Per the terms of the Agreement, the Company may draw down an additional $47.2 million of funding from CRG – limited to $22.2 million in 2021 (year 2) and $25.0 million in 2022 (year 3).

The Company’s Agreement with CRG requires compliance with certain financial covenants. Financial covenants require the Company to always maintain minimum liquidity, as defined in the agreement, of $5.0 million and annual consolidated revenue of, at least, $395.0 million for 2021. Although the Company’s revenue covenant is annual, P3 posted consolidated revenue of $459.5 million in the nine months ended September 30, 2021. For certain days in September 2021, minimum liquidity for the Company, as defined in the Agreement, fell below $5.0 million. The Company has obtained a waiver of the debt covenant violation that occurred on those days. Also, upon close of the Transaction referenced in Note 19, the Company expects to receive $180.0 million in net proceeds, which will be used to fund its operations and working capital.

The Company believes it has sufficient, and available, cash resources to continue operating as a going concern and to be compliant with its debt covenants over the next 12-month period.

As the Company continues to pursue its business plan, it may need to finance its operations through a combination of public or private equity or debt financings or other capital sources. However, there can be no assurance that any additional financing or strategic transactions will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, this could have a material adverse effect on the Company’s business, results of operations or financial condition.

Note 5: Company Liquidity, Operations and Management’s Plans

The Company follows guidance promulgated by the FASB, specifically, ASC 205-40, Presentation of Financial Statements – Going Concern, which requires Management to assess P3’s ability to continue as a going concern and to provide related disclosure(s) in certain circumstances.

The Company has experienced revenue growth in 2019 and 2020 due to contracting with six new health plans in 2019 and five additional new health plans in 2020.

Year	# Health Plans	Revenue	YoY Growth	Net Loss	Net Loss %
2018	1	$87,696,695	N/A	$(34,699,051)	(40)%
2019	7	145,894,832	66%	(42,916,855)	(29)%
2020	12	485,541,289	233%	(45,381,576)	(9)%

On November 19, 2020, the Company entered a Term Loan Agreement with CRG Servicing, LLC (“CRG”) (the “Agreement”) to provide additional Net Working Capital (“NWC”) of up to $100.0 million, of which $40.0 million has been drawn as of December 31, 2020 – which, after transaction and financing costs netted to $36.5 million. Per the terms of the Agreement, the Company may draw down two additional annual tranches of funding from CRG. These draws are limited to $35.0 million (in 2021, year 2) and $25.0 million (in 2022, year 3).

The Company’s Agreement with CRG requires certain financial covenants be complied with and met on an annual basis. Financial covenants require the Company to always maintain minimum liquidity, as defined in the agreement, of $5.0 million and annual consolidated revenue of, at least, $395.0 million for 2021. The Company posted annual consolidated revenue of $485.4 million in 2020 and met the minimum liquidity threshold as of December 31, 2020.

The Company believes they have sufficient, and available, cash resources to continue operating as a going concern and will remain compliant with its debt covenants for the period that is at least 12 months from the date the Consolidated Financial Statements are available to be issued and that there is not substantial doubt about the Company’s ability to continue as a going concern beyond one year after the issuance date of these Consolidated Financial Statements.

As the Company continues to pursue its business plan, it may need to finance its operations through a combination of public or private equity or debt financings or other capital sources. However, there can be no assurance that any additional financing or strategic transactions will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, this could have a material adverse effect on the Company’s business, results of operations or financial condition.